Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net earnings	$ 74,111	$ 49,192	$ 73,831
Adjustments to reconcile net earnings to net cash provided by operating activities:
Impairment of equity method investment and related party notes	(13,087)	0	0
Depreciation and amortization	26,592	16,457	13,312
Stock-based compensation	6,813	3,740	3,486
Amortization of deferred financing costs	1,547	151	33
Deferred income taxes benefit/(expense)	1,379	(6,267)	(3,872)
Net unrealized (gains)/losses on foreign currency revaluation	(12,703)	1,456	1,356
Gains on sale/disposal of property, plant and equipment	(5,701)	0	(2,117)
Gain on sale of Czech Republic business	0	0	(980)
Other, net	2,219	2,345	(1,037)
Changes in operating assets and liabilities:
Accounts receivable	(8,609)	(6,817)	22,500
Unbilled receivables	(4,753)	7,800	5,451
Inventories	(2,415)	15,121	33,613
Other current assets	(1,636)	(2,357)	(217)
Other assets	(1,604)	5,972	2,971
Accounts payable	2,441	139	(22,745)
Accrued expenses	195	(7,068)	5,356
Accrued restructuring costs	(5,078)	215	(1,228)
Other liabilities	(1,617)	(5,006)	(16,388)
Income taxes payable	(3,656)	(1,009)	(4,976)
Net cash provided by operating activities	80,612	74,064	108,349
Cash flows from investing activities:
Purchase of property, plant and equipment	(12,002)	(14,108)	(12,126)
Purchases of held to maturity U.S. Treasury securities	0	(131,309)	(59,992)
Proceeds from held to maturity securities	950	167,907	19,918
Payment for equity method investment	0	0	(10,282)
Investment in related party notes receivable	0	(785)	(2,152)
Proceeds from disposal/sale of property, plant and equipment	7,804	883	6,036
Acquisition of business, net of cash acquired	0	(320,481)	0
Proceeds from sale of business	0	0	5,063
Net cash used in investing activities	(3,248)	(297,893)	(53,535)
Cash flows from financing activities:
Dividends paid to common shareholders	(3,465)	(3,453)	(3,492)
Purchase of treasury stock	0	(16,053)	(105)
Deferred financing costs	(681)	(1,736)	0
Borrowings under revolving line of credit	0	242,500	5,000
Proceeds of long-term debt	8,000	0	0
Repayments under revolving line of credit	(98,000)	(15,000)	(40,000)
Net cash (used in) provided by financing activities	(94,146)	206,258	(38,597)
Net (decrease) increase in cash and cash equivalents	(10,453)	(21,118)	19,105
Cash and cash equivalents - beginning of year	68,253	89,371	70,266
Cash and cash equivalents - end of year	57,800	68,253	89,371
Effect of exchange rate changes on cash	6,329	(3,547)	2,888
Supplemental cash flow information:
Income taxes, net of refunds received	23,731	22,952	25,056
Interest payments	14,792	5,795	4,729
Redeemable noncontrolling interest assumed in exchange for acquired net assets	0	72,354	0
ROU assets obtained in exchange for lease obligations	$ 4,763	$ 6,870	$ 5,999